PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expense and other receivables

In millions	December 31, 2024	December 31, 2023
Related to financing activities:
Prepaid interest	$15.5	$17.0
Derivative instruments	44.5	12.5
Related to operating and other activities:
Other tax receivables	34.2	24.3
Prepaid license fees	10.4	8.1
Prepaid advertising and promotion	8.4	7.8
Loan receivable (1)	7.3	—
Discounted bills	7.0	6.8
Prepaid insurance	5.1	6.3
Prepaid employee benefits	0.8	0.5
Other receivables (2)	80.0	79.1
Total	$213.2	$162.3
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(1)The Company had outstanding accounts receivable from a single distributor in Argentina, who was not able to pay its outstanding invoice amounts due to payment restrictions by the Central Bank of Argentina. The Company reached an agreement with the distributor and the related trade receivables were converted to a loan with a specific payment plan in 2022. The distributor made payments as planned throughout 2024 and the outstanding balance was $9.4 million as of December 31, 2024, of which $7.3 million is current and expected to be received in equal monthly installments over 12 months from the balance sheet date.

(2)As of December 31, 2023, Other receivables included other non interest-yielding assets to related parties. Refer to Note 26. Related Parties.